7. LOAN PAYABLE-RELATED PARTY	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
LOAN PAYABLE-RELATED PARTY

On February 25, 2013 the Company received $150,000 from a principal stockholder. Pursuant to the terms of the loan, the advance bears interest at 3%, is unsecured and due on demand. At December 31, 2013 the loan balance was repaid. The Company recorded accrued interest payable of $2,001.

On February 25, 2013 the Company received $150,000 from a principal stockholder.    Pursuant to the terms of the loan, the advance bears interest at 3%, is unsecured and due on demand. At December 31, 2013 the loan balance was repaid.  The Company recorded accrued interest payable of $2,001.